COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)	12 Months Ended
Dec. 31, 2023
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
NOTE 20:-	COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)

		December 31,
		2023	2022	2021
a.	Balances:

	Other accounts payable	182	181	170

		Year ended December 31,
		2023	2022	2021
b.	Transactions:

	Short-term employee benefits	2,639	2,531	2,108
	Share-based payment benefits	638	1,179	883

	Total	3,277	3,710	2,991